SHARE-BASED PAYMENTS PLANS - Key Assumptions for Grant-Date Fair Value (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2016
Service, performance and market conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 41.62	$ 38.95
Service and performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value, restricted share units (in USD per share)	$ 41.76	$ 37.78